Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($) Partnership	Dec. 31, 2019 USD ($)	Mar. 31, 2020 USD ($)	Feb. 29, 2020	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of noncontrolling interests created | Partnership	2
Shareholders' equity	$ 9,394,961	$ 6,141,438	$ 7,162,693		$ 4,653,214	$ 4,705,337	$ 4,552,079	$ 4,460,546	$ 4,445,620
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shareholders' equity	1,571,399	2,825,212	$ 2,561,971		$ 1,339,061	$ 1,385,728	$ 1,215,953	655,446	$ 180,595
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shareholders' equity		(192,705)
Cumulative Effect, Period of Adoption, Adjustment | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shareholders' equity	$ (192,705)	$ (192,705)						$ (2,863)
Vertex | Current portion of Financial royalty assets | Customer Concentration Risk
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration risk (as a percent)	27.00%	17.00%
Old RPI | Legacy Investors Partnerships
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Noncontrolling interest (percentage)		20.00%		18.00%
RP Holdings | Continuing Investors Partnerships
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Noncontrolling interest (percentage)	40.00%